Mining Interest, Plant and Equipment - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Jul. 05, 2019 USD ($)	Mar. 21, 2017 MXN ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 MXN ($)	Apr. 30, 2017 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on equipment			$ 39	$ 4,804
Interest received				159
Allowance for the remaining receivable				441
San Pedrito [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sales price		$ 192,784,331
Gain on sale of San Pedrito						$ 7,128
Allowance for the remaining receivable				441
San Pedrito [member] | Mexico, Pesos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability					$ 15,000,000
Interest received					$ 2,300,000
San Pedrito [member] | United States of America, Dollars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Allowance for uncertain collectability				1,027
Interest received				159
Altiplano [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of shares agreed to sell	100.00%
Consideration paid for share purchase	$ 1.6
Impairment on equipment				$ 4,804
Working capital amount			$ 39